Key Management Personnel Compensation	12 Months Ended
Dec. 31, 2023
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 7 Key Management Personnel Compensation

The totals of remuneration paid to key management personnel (KMP) of the Company are as follows:

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
Short-term employee benefits	$2,514,689	$1,457,899	$3,202,116	$1,441,079
Post-employment benefits	45,092	20,997	144,594	21,823
Termination benefits	—	—	—	55,866
Share-based compensation	2,228,316	4,006,327	12,118,927	3,408,369
Total KMP compensation	$4,788,097	$5,485,223	$15,465,637	$4,927,137

Short-term employee benefits

These amounts include fees and benefits paid to the non-executive Chairman as well as all salary, paid leave benefits and fringe benefits paid to Executive Directors.

Post-employment benefits

These amounts are the superannuation contributions made during the year.

Share-based compensation

These amounts represent the expense related to the participation of KMP in equity-settled benefit schemes as measured by the fair value of the options and performance rights on grant date.